SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 10,713	$ 9,671	$ 10,309
Long-lived assets	70	93	106
North America [Member]
Total revenues	9,023	8,694	8,742
Long-lived assets	37	34	13
Europe and Middle East [Member]
Total revenues	969	714	802
Long-lived assets	33	59	87
Asia Pacific [Member]
Total revenues	291	263	765
Long-lived assets	0	0	6
South America [Member]
Total revenues	430	0	0
Long-lived assets	$ 0	$ 0	$ 0